SRA Companies, Inc. Balance Sheets - SRA Companies, Inc. - USD ($) $ in Thousands	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Current assets
Cash and cash equivalents	$ 68,822	$ 96,009	$ 108,840
Restricted cash	636	681	1,619
Accounts receivable, net	234,798	213,915	217,677
Prepaid expenses and other	7,971	7,028	5,643
Total current assets	312,227	317,633	333,779
Property and equipment, net	24,276	16,449	18,925
Goodwill	828,929	828,929	783,604
Trade names	150,200	150,200	150,200
Identified intangibles, net	209,971	221,039	253,916
Other long-term assets	26,981	29,033	35,632
Total assets	1,552,584	1,563,283	1,576,056
Current liabilities
Current portion of long-term debt	0	0	22,000
Accounts payable and accrued expenses	141,702	145,630	136,626
Accrued payroll and employee benefits	74,290	82,591	83,017
Billings in excess of revenue recognized	9,194	10,826	10,801
Deferred income taxes	3,213	6,121	5,355
Total current liabilities	228,399	245,168	257,799
Long-term debt	1,060,465	1,060,160	1,047,927
Deferred income taxes	102,080	100,763	106,253
Other long-term liabilities	24,100	18,866	23,429
Total liabilities	$ 1,415,044	$ 1,424,957	1,435,408
Commitments and contingencies
Parent equity
Preferred stock, par value $0.01 per share	$ 0	$ 0	0
Common stock, par value $0.01 per share	5	5	5
Additional paid-in capital	528,386	526,778	522,914
Accumulated other comprehensive loss, net of tax	(4,565)	(6,113)	(11,871)
Accumulated deficit	(386,286)	(382,344)	(370,400)
Total stockholders’ equity	137,540	138,326	140,648
Total liabilities and stockholders’ equity	$ 1,552,584	$ 1,563,283	$ 1,576,056